WILLIAM BLAIR FUNDS

               SUPPLEMENT TO CLASS N PROSPECTUS DATED MAY 1, 2003

         The Funds are designed for long-term investors. To emphasize the Funds' policy of discouraging market timers, redemption of shares within 60 days of purchase (including exchanges) from a Fund, other than the Income Fund and the Ready Reserves Fund, will be subject to a 1.00% redemption fee and redemption of shares from the International Growth Fund within 60 days of purchase will be subject to a 2.00% redemption fee. The Advisor at its discretion reserves the right to waive the redemption fee on behalf of the Funds.

         Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Funds may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

         Exchanges are effected by redeeming your shares of a Fund and purchasing shares of another Fund or Funds. Exchanges within 60 days of purchase from a Fund will be subject to the 1.00% redemption fee (2.00% for exchanges from International Growth Fund shares).

         Due to limited price fluctuations in the Income Fund, the Income Fund has not attracted market timers. As a result, the Income Fund will no longer charge a redemption fee. The Fund reserves the right to change this policy.

         In connection with its policy of discouraging market timers, the Funds no longer have a policy which allows four exchanges from a Fund within any 12-month period. Rather, all exchanges will be subject to the Funds' general policy which gives the Funds the right to reject exchange orders. The Funds reserve the right to reject any exchange order for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Summary" and "Your Account" sections of the Prospectus.

         The Board of Trustees recently approved amendments to the Trust's valuation procedures relating to the manner in which the Funds' foreign securities are valued. To reflect this change, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Determination of Net Asset Value" section of the Prospectus.

November 17, 2003


                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                               WILLIAM BLAIR FUNDS

               SUPPLEMENT TO CLASS I PROSPECTUS DATED MAY 1, 2003

         The Funds are designed for long-term investors. To discourage market timers, effective January 16, 2004, redemption of shares within 60 days of purchase (including exchanges) from a Fund, other than the Income Fund and the Ready Reserves Fund, will be subject to a 1.00% redemption fee and redemption of shares from the International Growth Fund within 60 days of purchase will be subject to a 2.00% redemption fee. These fees apply only to shares acquired on or after January 16, 2004. The Advisor at its discretion reserves the right to waive the redemption fee on behalf of the Funds.

         Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Funds may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

         Exchanges are effected by redeeming your shares of a Fund and purchasing shares of another Fund or Funds. Exchanges within 60 days of purchase from a Fund will be subject to the 1.00% redemption fee (2.00% for exchanges from International Growth Fund shares).

         In connection with its policy of discouraging market timers, the Funds no longer have a policy which allows four exchanges from a Fund within any 12-month period. Rather, all exchanges will be subject to the Funds' general policy which gives the Funds the right to reject exchange orders. The Funds reserve the right to reject any exchange order for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Summary" and "Your Account" sections of the Prospectus.

         The Funds may waive the minimum initial investment of $500,000 for institutional investors who enter into a letter of intent with the Funds or the Distributor.

         This information supplements and, to the extent inconsistent, supersedes the disclosure in the "Your Account" section of the Prospectus.

         The Board of Trustees recently approved amendments to the Trust's valuation procedures relating to the manner in which the Funds' foreign securities are valued. To reflect this change, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Determination of Net Asset Value" section of the Prospectus.

November 17, 2003

                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                               WILLIAM BLAIR FUNDS

                      SUPPLEMENT TO CLASS A, B AND C SHARES
                          PROSPECTUS DATED MAY 1, 2003

         In connection with its policy of discouraging market timers, the Funds no longer have a policy which allows four exchanges from a Fund within any 12-month period. Rather, all exchanges will be subject to the Funds' general policy which gives the Funds the right to reject exchange orders. The Funds reserve the right to reject any exchange order for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Your Account" section of the Prospectus.

         The Board of Trustees recently approved amendments to the Trust's valuation procedures relating to the manner in which the Funds' foreign securities are valued. To reflect this change, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Determination of Net Asset Value" section of the Prospectus.



November 17, 2003





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                               WILLIAM BLAIR FUNDS

                    SUPPLEMENT TO INSTITUTIONAL INTERNATIONAL
                    GROWTH FUND PROSPECTUS DATED MAY 1, 2003

         The Fund may waive the minimum initial investment of $5 million for investors who enter into a letter of intent with the Fund or the Distributor.

         This information supplements and, to the extent inconsistent, supersedes the disclosure in the "Your Account" section of the Prospectus.

         The Board of Trustees recently approved amendments to the Trust's valuation procedures relating to the manner in which the Fund's foreign securities are valued. To reflect this change, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price.

         This information supplements and, to the extent inconsistent, supersedes the information in the "Determination of Net Asset Value" section of the Prospectus.



November 17, 2003





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                               WILLIAM BLAIR FUNDS

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003

         The Funds are designed for long-term investors. The Funds (with the exception of the Income Fund and the Ready Reserves Fund) will charge a redemption fee of 1.00% (2.00% for the International Growth Fund) on Class N shares redeemed or exchanged within 60 days of purchase. Due to limited price fluctuations in the Income Fund, the Income Fund has not attracted market timers and, as a result, will no longer charge a redemption fee on Class N shares redeemed or exchanged within 60 days of purchase. The Fund reserves the right to change this policy. Effective January 16, 2004, the Funds (with the exception of the Income Fund and the Ready Reserves Fund) will charge a redemption fee of 1.00% (2.00% for the International Growth Fund) on Class I shares redeemed or exchanged within 60 days of purchase. The Class I redemption fees apply only to shares acquired on or after January 16, 2004. The Advisor at its discretion reserves the right to waive the redemption fee on behalf of the Funds.

         Certain intermediaries, including certain employer-sponsored retirement plans, broker wrap fee and other fee-based programs which have established omnibus accounts with the Funds may be unable to or cannot reasonably impose a redemption fee on underlying accounts.

         Exchanges are effected by redeeming your shares of a Fund and purchasing shares of another Fund or Funds. Exchanges within 60 days of purchase from a Fund will be subject to the 1.00% redemption fee (2.00% for exchanges from International Growth Fund shares).

         This information supplements and, to the extent inconsistent, supersedes the information in the "Additional Information About Share Classes" section of the Statement of Additional Information.

         The Board of Trustees recently approved amendments to the Trust's valuation procedures relating to the manner in which the Funds' foreign securities are valued. To reflect this change, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Funds use an independent pricing service to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price.

         This information supplements and, to the extent inconsistent, supersedes the information in the "General Trust Information" section of the Statement of Additional Information.

November 17, 2003

                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606

                               WILLIAM BLAIR FUNDS

              SUPPLEMENT TO INSTITUTIONAL INTERNATIONAL GROWTH FUND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

         The Board of Trustees recently approved amendments to the Trust's valuation procedures relating to the manner in which the Fund's foreign securities are valued. To reflect this change, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (4:00 p.m. Eastern time), the Fund uses an independent pricing service to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price.

         This information supplements and, to the extent inconsistent, supersedes the information in the "General Fund Information" section of the Statement of Additional Information.



November 17, 2003





                               WILLIAM BLAIR FUNDS
                              222 West Adams Street
                             Chicago, Illinois 60606